Retirement Plan - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Employer contributions to both plans	$ 6,900,000	$ 4,500,000	$ 3,700,000
United States
Defined Benefit Plan Disclosure [Line Items]
Matching contribution percentage	100.00%
Defined contribution plan maximum annual contribution	$ 15,000
United States | Maximum
Defined Benefit Plan Disclosure [Line Items]
Eligible compensation, percentage	6.00%
International
Defined Benefit Plan Disclosure [Line Items]
Matching contribution percentage	6.00%